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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               ----
  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoCapital LLC
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Address: 825 Third Avenue
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         32nd Floor
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         New York, NY 10022
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Form 13F File Number:  28-4421
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Irwin Lieber
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Title:   Chairman
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Phone:   (212) 486-4455
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Signature, Place, and Date of Signing:
/s/ Irwin Lieber                          New York, NY             10/06/04
-------------------------------    --------------------------    ------------
        [Signature]                       [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-4421                           Irwin Lieber
    -----------------------           ------------------------
    [Repeat as necessary.]


                                       9



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          ---------------
Form 13F Information Table Entry Total:
                                          ---------------
Form 13F Information Table Value Total:
                                          ---------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number               Name

      2           28-4421                            Barry K. Fingerhut
      ---            -----------------               -------------------------

      [Repeat as necessary.]

      3           28-4421                            Affiliated Managers Group



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                                 GEOCAPITAL,LLC
                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/04

                                 REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:       0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 51

FORM 13F INFORMATION TABLE VALUE TOTAL: $238,427,000

                        LIST OF OTHER INCLUDED MANAGERS:


                               NO. 13F FILE NUMBER NAME

                                 GEOCAPITAL,LLC
                           FORM 13F INFORMATION TABLE
                               AS OF DATE 9/30/04


                                   TITLE OF                VALUE       SHARES/  H/ PUT/    INVSTMT     VOTING    AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP       x$1000)     PRN AMT   RN CALL    DSCRETN     SOLE       SHARED    NONE
--------------                     --------   -----       ------      --------  -------    -------     ----      ---------  ----
ACXIOM CORP                        COM        5125109       7170       302030     SH       DEFINED       0         302030     0
APOLLO GROUP INC CL A              COM        37604105     18349       250092     SH       DEFINED       0         250092     0
ASCENTIAL SOFTWARE CORPORATION     COM        04362P207     2528       187700     SH       DEFINED       0         187700     0
BEA SYS INC                        COM        73325102      1674       242315     SH       DEFINED       0         242315     0
BJ SVCS CO                         COM        55482103      8885       169525     SH       DEFINED       0         169525     0
BORLAND SOFTWARE CORP COM          COM        99849101      4094       490295     SH       DEFINED       0         490295     0
CAL DIVE INTL INC                  COM        127914109     9933       278870     SH       DEFINED       0         278870     0
CAREMARK RX INC                    COM        141705103     6221       193980     SH       DEFINED       0         193980     0
COVANSYS CORP                      COM        22281W103     5305       459733     SH       DEFINED       0         459733     0
CUNO INC                           COM        126583103     4556        78900     SH       DEFINED       0          78900     0
CYPRESS SEMICONDUCTOR CORP         COM        232806109     2145       242640     SH       DEFINED       0         242640     0
DEVRY INC                          COM        251893103     6126       295810     SH       DEFINED       0         295810     0
DIAMONDCLUSTER INTL                COM        25278P106     3555       291410     SH       DEFINED       0         291410     0
DIGITAL RIV INC                    COM        25388B104     4572       153510     SH       DEFINED       0         153510     0
DORAL FINL CORP                    COM        25811P100     6859       165401     SH       DEFINED       0         165401     0
DOUBLECLICK INC                    COM        258609304     3937       666120     SH       DEFINED       0         666120     0
EDUCATION LENDING GROUP            COM        28140A109     3988       269800     SH       DEFINED       0         269800     0
GARTNER GROUP INC NEW CL A         COM        366651107     5160       441410     SH       DEFINED       0         441410     0
HEARTLAND EXPRESS INC              COM        422347104     7440       403275     SH       DEFINED       0         403275     0
HOST MARRIOTT CORP NEW             COM        44107P104     4840       344967     SH       DEFINED       0         344967     0
INTERNET SEC SYS INC               COM        46060X107     2642       155420     SH       DEFINED       0         155420     0
INTERSIL CORP CL A                 COM        46069S109     2413       151500     SH       DEFINED       0         151500     0
INTERWOVEN INC                     COM        46114T508     1299       179390     SH       DEFINED       0         179390     0
LECG CORP                          COM        523234102     4139       244790     SH       DEFINED       0         244790     0
LEGG MASON INC                     COM        524901105     7271       136500     SH       DEFINED       0         136500     0
MACROMEDIA INC                     COM        556100105     6212       309385     SH       DEFINED       0         309385     0
MANUGISTICS GROUP INC              COM        565011103      842       353705     SH       DEFINED       0         353705     0
MERCURY INTERACTIVE                COM        589405109     2044        58600     SH       DEFINED       0          58600     0
MILLER HERMAN INC                  COM        600544100     6066       246100     SH       DEFINED       0         246100     0
MILLIPORE CORP                     COM        601073109     2137        44650     SH       DEFINED       0          44650     0

                                 GEOCAPITAL,LLC
                                    FORM 13F
                               INFORMATION TABLE
                               AS OF DATE 9/30/04

                                   TITLE OF                   VALUE       SHARES/  H/ PUT/    INVSTMT     VOTING   AUTHORITY
NAME OF ISSUER                     CLASS         CUSIP       x$1000)     PRN AMT   RN CALL    DSCRETN     SOLE      SHARED    NONE
--------------                     --------      -----       ------      --------  -------    -------     ----     ---------  ----
NATIONAL INSTRUMENTS               COM           636518102     4237       139965     SH       DEFINED       0        139965     0
PEOPLESOFT                         COM           712713106     1281        64550     SH       DEFINED       0         64550     0
PRINCETON REVIEW INC               COM           742352107     2543       339000     SH       DEFINED       0        339000     0
QUEST PRODS CORP                   COM           747955102       14      3556434     SH       DEFINED       0       3556434     0
QUEST SOFTWARE                     COM           74834T103     2867       257800     SH       DEFINED       0        257800     0
S1 CORP                            COM           78463B101     9111      1141700     SH       DEFINED       0       1141700     0
SCHEIN HENRY INC                   COM           806407102     3963        63607     SH       DEFINED       0         63607     0
SEACOR SMIT INC.                   COM           811904101     5353       114500     SH       DEFINED       0        114500     0
SILICON VY BANCSHARES              COM           827064106     9933       267230     SH       DEFINED       0        267230     0
SOTHEBY HLDGS INC CL A             COM           835898107     6043       384385     SH       DEFINED       0        384385     0
STONEPATH GROUP INC                COM           861837102        9        10000     SH       DEFINED       0         10000     0
SYCAMORE NETWORKS INC              COM           871206108     2005       530445     SH       DEFINED       0        530445     0
TECHNOLOGY SOLUTION CO.            COM           87872T108      183       212798     SH       DEFINED       0        212798     0
TETRA TECHNOLOGIES INC             COM           88162F105     5588       179980     SH       DEFINED       0        179980     0
UNIVERSAL TECHNICAL INSTITUTE      COM           913915104     3157       104600     SH       DEFINED       0        104600     0
VANGUARD SHT TRM BD INDX           MUTUAL FUNDS  921937207      175        17168     SH       DEFINED       0         17168     0
VISHAY INTERTECHNOLOGY INC         COM           928298108      410        31800     SH       DEFINED       0         31800     0
W HLDG CO INC                      COM           929251106     7469       393119     SH       DEFINED       0        393119     0
WILEY JOHN & SONS INC CL A         COM           968223206     8650       270740     SH       DEFINED       0        270740     0
WR BERKLEY CORP                    COM           84423102      7630       180975     SH       DEFINED       0        180975     0
YANKEE CANDLE INC                  COM           984757104     5404       186600     SH       DEFINED       0        186600     0